Cover Page	12 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Document Type	20-F/A
Amendment Flag	true
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Registrant Name	CELLECTIS S.A.
Entity Central Index Key	0001627281
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	45,675,968
Entity Shell Company	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Ordinary shares, nominal value €0.05 per share
Security Exchange Name	NASDAQ
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity Address, Country	FR
ICFR Auditor Attestation Flag	true
Entity Address, Address Line One	8, rue de la Croix Jarry
Entity File Number	001-36891
Entity Incorporation, State or Country Code	I0
Entity Address, City or Town	Paris
Entity Address, Postal Zip Code	75013
Document Accounting Standard	International Financial Reporting Standards
No Trading Symbol Flag	true
Auditor Firm ID	1704
Auditor Name	Ernst & Young et Autres
Auditor Location	Courbevoie, France
Amendment Description	This Amendment No. 1 on Form 20-F/A (this “Amendment”) amends the Annual Report on Form 20-F of Cellectis S.A. and its consolidated subsidiaries (the “Company”) for the year ended December 31, 2022, which was filed with the Securities and Exchange Commission on March 14, 2023 (the “Original Filing”).The Company is filing this Amendment solely for the purpose of updating the disclosure in Item 16G of Part II of the Original Filing. In accordance with Rule 12b-15 promulgated under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), Item 16G of Part II of the Original Filing is hereby amended and restated in its entirety. In addition, pursuant to Rule 12b-15 under the Exchange Act, the Company is including new certifications by the Company’s principal executive officer and principal financial officer as exhibits to this Amendment pursuant to Rule 13a-14(a) of the Exchange Act. Because no financial statements have been included in this Form 20-F/A and this Form 20-F/A does not contain or amend any disclosure with respect to Item 15, paragraphs 3, 4 and 5 of the certifications have been omitted. Except as described above or as otherwise expressly provided by the terms of this Amendment, no other changes have been made to the Original Filing. Except as otherwise indicated herein, this Amendment continues to speak as of the date of the Original Filing, and the Company has not updated the disclosures contained therein to reflect any events that occurred subsequent to the date of the Original Filing.
Business Contact [Member]
Document Information [Line Items]
Entity Address, Country	FR
Contact Personnel Name	Marie-Bleuenn Terrier
Entity Address, Address Line One	8, rue de la Croix Jarry
Entity Address, City or Town	Paris
Entity Address, Postal Zip Code	75013
City Area Code	33
Local Phone Number	1 81 69 16 00
Contact Personnel Fax Number	+33 (0)1 81 69 16 06
American Depositary Shares [member]
Document Information [Line Items]
Trading Symbol	CLLS
Title of 12(b) Security	American Depositary Shares, each representing one American Depository Shares, each representing one
Security Exchange Name	NASDAQ